SUBSEQUENT EVENTS (Details Narrative) - USD ($)						3 Months Ended
	May 28, 2026	May 11, 2026	Apr. 07, 2026	Apr. 03, 2026	Mar. 25, 2026	Mar. 31, 2026	May 26, 2026	May 06, 2026	May 05, 2026	Apr. 15, 2026	Mar. 20, 2026	Mar. 13, 2026	Feb. 13, 2026	Jan. 12, 2026	Dec. 31, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Loan															$ 320,600
Common stock, par value						$ 0.001									$ 0.001	$ 0.001
Issuance of shares						$ 137,192
Series D Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, authorized shares						5,000,000									5,000,000
Preferred stock, par value						$ 0.001									$ 0.001
Converted shares					1,940,417
Common Stock [Member]
Subsequent Event [Line Items]
Converted shares					19,404,168
Subsequent Event [Member]
Subsequent Event [Line Items]
Maximum common stock issued														1,000,000,000
Common stock, par value														$ 0.001
Offering price														$ 0.005
Offering price reduced													$ 0.004
Offering terminated												$ 137,192
Borrowed amount								$ 25,000
Common stock held in reserve shares									55,000,000
Total payment amount								$ 50,000
Late penalty fee per day							$ 300
Subsequent Event [Member] | Series D Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, authorized shares				5,000,000
Preferred stock, par value				$ 0.001
Converted shares				19,404,168
Provided shares				1,940,417
Subsequent Event [Member] | Series D Convertible Preferred Stock [Member] | Dan Leboffe [Member]
Subsequent Event [Line Items]
Issuance of shares	$ 200,000
Subsequent Event [Member] | Series D Convertible Preferred Stock [Member] | Brook Brost [Member]
Subsequent Event [Line Items]
Issuance of shares	20,000
Subsequent Event [Member] | Series D Convertible Preferred Stock [Member] | Donald Gritten [Member]
Subsequent Event [Line Items]
Issuance of shares	$ 25,000
Subsequent Event [Member] | Air Power USA [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Provided shares			5,500,000
Subsequent Event [Member] | Air Power USA [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Provided shares			40,000
Subsequent Event [Member] | Commercial Lenders [Member]
Subsequent Event [Line Items]
Borrowed amount										$ 55,000
Interest rate										7.00%
Warrants										366,667
Warrant price										$ 0.15
Subsequent Event [Member] | Equity Purchase Agreement [Member] | Monroe Street Capital Partners L P [Member]
Subsequent Event [Line Items]
Maximum sale of common stock											$ 30,000,000
Subsequent Event [Member] | Sale Of Future Receipts Agreement [Member]
Subsequent Event [Line Items]
Gross proceeds		$ 20,000
Origination fee		2,000
Net proceeds		18,000
Future receivables		$ 30,000